Share Capital - Preferred Shares Issued and Outstanding (Details) - CAD shares in Millions, CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Preferred shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding, beginning of year (in shares)	92.2	92.2
Number of shares outstanding, end of year (in shares)	92.2	92.2
Balance, beginning of year	CAD 2,257	CAD 2,257
Balance, end of year	CAD 2,257	CAD 2,257
Series 10R
Reconciliation of number of shares outstanding [abstract]
Number of shares converted (in shares)	0.0	(1.1)
Number of shares outstanding, end of year (in shares)	6.9
Converted	CAD 0	CAD (26)
Balance, end of year	CAD 169
Series 11QR
Reconciliation of number of shares outstanding [abstract]
Number of shares issued (in shares)	0.0	1.1
Number of shares outstanding, end of year (in shares)	1.1
Issued	CAD 0	CAD 26
Balance, end of year	CAD 26